UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Fund of California

Opportunities amid California’s budget crisis

[photo – California poppies among California cabbage cactuses]

Annual report for the year ended August 31, 2009

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	9.15%	2.77%	4.39%

The total annual fund operating expense ratio was 0.63% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 19 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 3.71%. (For investors in the 44.55% tax bracket, this is equivalent to a taxable yield of 6.69%.) The fund’s distribution rate for Class A shares as of that date was 3.95%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 21.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. See the fund’s most recent statement of additional information for details. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[Begin Sidebar]
In this report

Special feature

4	Opportunities amid California’s budget crisis

Despite California’s budget woes and the ongoing recession, managers of The Tax-Exempt Fund of California continue to see potential opportunities.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

8	Summary investment portfolio

12	Financial statements

24	Board of trustees and other officers
[End Sidebar]

[photo – California poppies and a California cabbage cactus]

Fellow shareholders:

The Tax-Exempt Fund of California’s fiscal year encompassed an extraordinary and difficult time in both the financial markets and in the state’s fiscal history. Despite numerous challenges, the fund recorded a modest total return of 1.5% for the 12 months ended August 31, 2009.

The fund’s results reflected a steady stream of monthly dividends, which totaled nearly 67 cents a share for the year. Shareholders who reinvested their dividends earned an income return of 4.31%, equivalent to a 7.77% return from a taxable investment for those in the top 44.55% combined federal and California tax bracket. Those who took dividends in cash recorded an income return of 4.22%, equivalent to a 7.61% return on a taxable investment in the same tax bracket. The fund’s lower total return (combining income and share price changes) reflects a decline in the share price, from $15.79 to $15.31, for the year.

The fund’s total return surpassed that of its peer group measure, the Lipper California Municipal Debt Funds Average, which posted a 0.8% return. However, the Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond Index), which measures the national investment-grade tax-exempt market, gained 5.7%, while the Barclays Capital Municipal California Index had a 4.2% total return. Neither index reflects expenses.

The year in review

The troubles we identified at the start of the fund’s fiscal year — namely, the depressed housing market and mortgage-related loans — blossomed into a full financial crisis by October of last year. As the housing market collapsed and subprime mortgages defaulted at record rates, bonds backed by mortgages tumbled, eventually taking much of the bond market with them.

The municipal market suffered both direct and indirect effects from this crisis. Directly, bond insurers could no longer help many municipal issuers maintain their bonds’ AAA ratings due to the insurers’ own struggling investments. Thus, some issues fell substantially in value, even if they maintained an investment-grade rating. Due to this turmoil, there were fewer buyers in the municipal market by the end of 2008.

Government efforts to shore up the fixed-income market— particularly the Federal Reserve’s purchase of mortgage-backed securities and Treasuries — helped restore a modicum of confidence by early 2009, and municipal bonds quickly regained favor among investors. However, even as the overall municipal bond market recovered, California faced its own problems.

In California, the combination of a housing market collapse and the overall national recession resulted in a severe shortfall in revenue for the state and municipalities. Furthermore, the protracted battle over the state budget resulted in a loss of confidence in California’s financial footing, causing its municipal bonds to lose value.

Nonetheless, the California municipal bond market recovered through the second half of the fund’s fiscal year. The state finally put together a budget agreement in late July, closing a $26 billion spending gap and forestalling further downgrades of its general obligation bonds.

Today, with a budget agreement in place, California’s municipal market appears to be on the road to recovery. However, more budget problems are likely as revenue shortfalls are expected for the remainder of the state’s fiscal year, and a new budget is due to be introduced early in 2010.

[Begin Sidebar]
Investment highlights through August 31, 2009

12-month total return
(income plus capital changes, with dividends reinvested)	1.49%

Tax-exempt distribution rate for August
(reflecting 3.75% maximum sales charge)	4.18

Taxable equivalent distribution rate*
(assuming a 44.55% maximum combined
state and federal tax rate)	7.54

Annualized SEC 30-day tax-exempt yield
(reflecting 3.75% maximum sales charge)	4.06

Annualized SEC 30-day taxable equivalent yield*
(assuming a 44.55% maximum combined state and federal tax rate)	7.32

*Based on 2009 federal and California tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

The fund’s reaction

The volatility of both the California and national municipal bond markets brought both problems and opportunities for the fund. While many municipal bond investors were stymied by the loss of bond insurers’ influence on the AAA ratings of many issuers’ bonds, the portfolio counselors of The Tax-Exempt Fund of California have always relied on in-depth, extensive research, not just the credit rating agencies’ assessments, when making investment decisions. Thus, the fund identified high-quality municipal bonds.

Given the fund managers’ desire to keep volatility low, the fund also sought out potential investments that should be less affected by the state’s budget problems and the overall recession. The portfolio counselors favored utilities projects, water and sewer systems, and school issues over real estate-related securities and, to a large degree, state and local general obligation and lease revenue municipal bonds.

For more on how the fund reacted to the budget-related problems and the recession, please read “Opportunities amid California’s budget crisis,” starting on page 4.

Looking ahead

While it appears the overall economy, along with the broader municipal market, is on a road to recovery, there are challenges that remain. A resumption of economic growth is by no means guaranteed, and the financial system is still in a fragile condition. In California, a new budget season, compounded by continued decreases in revenue, will make for another contentious legislative session that could increase volatility in the state municipal market.

In short, we expect volatility to be an issue for the foreseeable future, and the overall outlook on local and national issues remains cloudy. The three portfolio counselors of The Tax-Exempt Fund of California have extensive experience with market cycles. We expect there could be rewarding opportunities for tax-exempt investing in the months and years to come. As always, we take a long-term perspective on all our holdings and encourage you to do the same.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ Abner D. Goldstine
Paul G. Haaga, Jr.	Abner D. Goldstine
Vice Chairman of the Board	President

October 15, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated 2009 taxable income below to determine your combined federal and California tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.18%2 tax-exempt distribution rate at August 31. For example, investors with a taxable income of $150,000 would need a taxable distribution rate of 6.69% to match the fund’s distribution rate.

If your taxable income is ...						… then your combined federal and California tax rate is …	The fund’s tax-exempt distribution rate of 4.18% is equivalent to a taxable rate of …
Single			Joint

$ 0	–	7,060	$ 0	–	14,120	11.25%	4.71%
7,061	–	8,350	14,121	–	16,700	12.25	4.76
8,351	–	16,739	16,701	–	33,478	17.25	5.05
16,740	–	26,419	33,479	–	52,838	19.25	5.18
26,420	–	33,950	52,839	–	67,900	21.25	5.31
33,951	–	36,675	67,901	–	73,350	31.25	6.08
36,676	–	46,349	73,351	–	92,698	33.25	6.26
46,350	–	82,250	92,699	–	137,050	34.55	6.39
82,251	–	171,550	137,051	–	208,850	37.55	6.69
171,551	–	372,950	208,851	–	372,950	42.55	7.28
Over 372,950			Over 372,950			44.553	7.54

1
Based on 2009 federal and California tax rates. (State rates from 1.25% to 9.55% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.

2	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of August 31, 2009.
3	The rate increases to 45.55% for taxable income over $1 million.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown (since the fund’s inception, with dividends reinvested)

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

[begin mountain chart]

	Barclays Capital Municipal Bond Index	Barclays Capital Municipal California Index	Lipper California Municipal Debt Funds Average	The fund at net asset value (not including sales charge)	The fund at maximum offering price
10/28/1986	$10,000		$ 10,000	$ 10,000	$9,625
8/31/1987	10,260		10,002	10,052	9,673
8/31/1988	10,966		10,625	10,611	10,211
8/31/1989	12,170		11,829	11,717	11,275
8/31/1990	12,951		12,419	12,177	11,718
8/31/1991	14,478		13,829	13,584	13,072
8/31/1992	16,095		15,264	14,990	14,424
6/30/1993		$16,524		16,524
8/31/1993	18,059	16,910	17,156	16,949	16,310
8/31/1994	18,084	16,788	16,990	16,947	16,308
8/31/1995	19,687	18,291	18,198	18,330	17,639
8/31/1996	20,718	19,387	19,257	19,365	18,635
8/31/1997	22,634	21,275	21,000	21,069	20,274
8/31/1998	24,591	23,171	22,784	22,750	21,892
8/31/1999	24,714	23,262	22,537	22,857	21,995
8/31/2000	26,388	25,082	24,215	24,453	23,531
8/31/2001	29,078	27,513	26,524	26,614	25,610
8/31/2002	30,893	29,057	27,764	27,854	26,804
8/31/2003	31,862	29,638	28,251	28,444	27,371
8/31/2004	34,126	32,021	30,179	30,499	29,349
8/31/2005	35,939	34,020	31,821	32,199	30,985
8/31/2006	37,028	35,148	32,776	33,256	32,002
8/31/2007	37,879	35,878	33,252	33,606	32,339
8/31/2008	39,577	37,292	34,148	34,016	32,733
8/31/2009	$41,8223,4	$38,8454,5	$34,9286,7	$34,5227	$33,2201,7

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2 The maximum initial sales charge was 4.75% prior to January 10, 2000.
3 Formerly known as Lehman Brothers Municipal Bond Index. The index is a national index not limited to California bonds.
4 The index is unmanaged and includes reinvested distributions, but does not reflect the effect of sales charges, commissions or expenses.

5 The index did not exist prior to June 30, 1993. Results for the index are measured from June 30, 1993, and are based on the corresponding value of the hypothetical $10,000 investment in the fund on that date.

6 Results reflect fund expenses but do not reflect any applicable front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower.
7 With all distributions reinvested.
8 For the period October 28, 1986 (when the fund began operations), through August 31, 1987.

[end mountain chart]

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2009)*

	1 year	5 years	10 years

Class A shares	–2.35%	1.73%	3.81%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 19 for details.

[photos – California poppies]

Opportunities amid California’s budget crisis

California’s fiscal problems will linger despite this summer’s budget agreement. Nonetheless, the market for California municipal bonds will provide investors with opportunities for tax-free income.

[photo – California poppies and California cabbage cactus]

The saga of California’s budget impasse seemed like it would never end. Every day, new headlines trumpeted the latest failed vote, the most recent collapse in negotiations, or the newest positions and posturing by the politicians involved. The reason it sustained our attention was the fact that millions of Californians depend on state services — from MediCal to education — each and every day.

Finally, on July 24, 2009, the state legislature passed a budget that, at least temporarily, addressed a $26 billion budget gap by slashing $15 billion from state services and borrowing $2 billion from local governments. The budget agreement, while considered imperfect by both Democrats and Republicans, allowed the state to halt the deterioration of its credit rating and gain additional financing.

This is, of course, good news for both the state and for investors in California municipal bonds. However, California still faces numerous fiscal hurdles in both the short and long term, the effects of which can and likely will be felt in municipal bond markets.

In such uncertain times, an actively managed municipal bond fund, like The Tax-Exempt Fund of California, can prove its worth.

“We’re not out of the woods,” says Neil Langberg, one of the portfolio counselors for the fund. “On the other hand, this crisis isn’t going to destroy the market for municipal bonds in California by any stretch. The market is functioning well, and we’re putting together the research and our best ideas to find opportunity wherever it may be.”

The budget crisis and California’s credit rating

The origins of the state’s fiscal problems vary widely. Simply put, the state’s revenues fell sharply in 2009, due principally to a large decline in tax revenue. California was hit very hard by the mortgage crisis, which was compounded by job losses and a drop in consumer spending as the economy fell into recession.

Thus, in a matter of months, tax revenue on income, sales and capital gains all fell considerably. The nature of California’s political system made it nearly impossible for the legislature to raise taxes to compensate, leaving the governor and other leaders to try to fill the gaps.

One of the results of the ensuing political battle was the erosion of the state’s credit rating. Rating agencies Fitch Ratings and Moody’s Investors Service now rate the state’s general obligation (G.O.) bonds at BBB and Baa1, respectively, which are in the lowest tier of investment-grade ratings. Standard & Poor’s (S&P) rated the state’s G.O. bonds at A, slightly higher.

To put it another way, California’s bonds were very close to being considered “junk.” If that downgrade had occurred, it would have triggered a massive selloff, Neil says.

That isn’t so much of an issue now; S&P said August 18 that California’s G.O. bonds would be removed from “negative credit watch” — meaning that they are unlikely to be downgraded in the near future.

“California’s G.O. bonds were never in danger of default,” says Karl Zeile, another of the fund’s portfolio counselors. “California’s constitution requires the state to pay off bond holders before pretty much everything else except education. You don’t see that kind of guarantee in most other states.”

Of course, the ratings agencies, along with municipal bond insurers, had their own problems to contend with over the past year. Ratings agencies were accused of being too “soft” in their assessments of issuers’ credit characteristics. Several insurers, which had backed municipalities’ AAA ratings, went out of business, crushed under the weight of subprime mortgage guarantees and defaults.

All of that has simply meant that municipal bond investors now need to do much of the credit research themselves. Thankfully, that’s something that the analysts for The Tax-Exempt Fund of California have been doing for years. “Research has always been our specialty,” Neil says. “We’ve been at it a long time, and we do it very well.”

[photo – cactus]

[photo – California poppies and California cabbage cactus]

Fiscal problems remain

It’s that research that led the fund’s portfolio counselors to keep their exposure to state G.O. bonds lighter than usual, despite the state’s stabilizing credit. Their assessment is that, despite having a budget passed, the state’s problems aren’t over.

“The budget agreement meant only that the state’s short-term problems were solved,” says portfolio counselor Ed Nahmias. “The budget has a number of complexities that will need to be resolved when the state legislature reconvenes. That may make the market for G.O. bonds volatile.”

As of now, the fund’s portfolio counselors and investment analysts agree that state G.O. bonds are trading at too high a price to consider increasing the fund’s holdings. Investors bid the bonds higher, reducing yields, when the state budget was passed, but the fund’s investment professionals believe the continued debates and potential political fallout over budget amendments will drive prices lower in the long term. The 2010-2011 budget negotiations also loom on the horizon.

“Compared to other similarly rated bonds we could buy, there’s no good reason for us to increase our state G.O. holdings,” Ed adds. “If things get volatile and prices fall, we may take another look, but for now, we can find better opportunity elsewhere.”

Trickle-down problems

While the California municipal market offers a great many alternatives to state G.O. bonds, the fund’s portfolio counselors are treading carefully, especially when it comes to investing in local government bonds and issues from the state’s various redevelopment agencies and other regional entities.

“For a time, it looked as if the state legislature was going to take property tax revenues from the localities to close the budget gap,” Neil says. “That would have put immense pressure on local governments to balance their budgets, especially with property tax revenue falling along with real estate valuations.

“In the final analysis, they decided against it, as there was a massive outcry at the local level. The risk remains that the legislature could try it again down the road,” he adds.

Local governments and schools are still suffering, however, due to state cutbacks in educational aid and social services, Ed says. These cuts have resulted in either a reduction in services or increased operating costs, which would pressure local credit ratings even more.

Of course, that doesn’t mean that the fund doesn’t invest in obligations of local issuers — it does. The bonds it holds are carefully researched to ensure that the governments issuing them have reasonably strong balance sheets that can withstand any potential moves from Sacramento.

“One of the biggest problems we’re seeing from local issuers is their outstanding union pension and benefit obligations,” Karl says. “Many union contracts were negotiated in ’04, ’05 and ’06, during the go-go years of increasing property tax revenues. Now with tighter budgets, the obligations are still there. Those obligations can outstrip the payments that the localities owe their debt holders.”

Finding opportunities

With the state’s fiscal house still in disarray and local governments threatened by both the economy and the state’s budget requirements, the fund’s portfolio counselors have researched a wide variety of opportunities beyond the typical government-issued municipal bonds.

Many entities within California — from utilities and ports to toll roads and bridges — have been empowered to issue tax-exempt bonds. These are attractive to the portfolio counselors for a number of reasons.

“For one, these kinds of bonds have had pretty strong, predictable revenue streams attached to their projects, the kind of revenue that isn’t tax-based,” Ed says. “People still need electricity, water and sewer services. Yes, it’s a recession, and those revenues will be hurt somewhat, but there’s far less uncertainty about them.”

Utilities, the fund’s largest sector, are defensive positions in these economic times. The fund also has a relatively high stake in hospitals and health-care operations, despite the state government’s recent cuts to Medicaid and MediCal programs. Here, the fund is selective, researching the institutions thoroughly to ensure that they are well-positioned and well-managed.

“That’s where the research comes in,” Karl says. “Our analysis gives us confidence that they have strong balance sheets and good margins so that, if need be, they’re able to absorb any state cuts without too much trouble.”

Higher learning institutions, particularly the University of California system, also have proven to be good investments, the fund’s portfolio counselors say. The UC system, in particular, is considered a stable investment, despite state budget cuts. This is due to very low tuitions that can be raised, if need be, without surrendering UC’s position as an inexpensive option for California students.

Beyond the headlines

As you can see, the opportunities that exist in California’s municipal bond market go well beyond general obligations of state and local governments. It’s these opportunities, carefully researched by the fund’s portfolio counselors and analysts, which have allowed The Tax-Exempt Fund of California to continue to provide a high level of tax-exempt income and a growing income return.

“I think it’s tempting to sort of give into that ‘headline shock’ when you read about everything that’s going on in Sacramento,” Neil says. “But there’s a difference between getting a state budget passed and investing in the California municipal bond market.”

Certainly, the state’s fiscal problems aren’t over, and they’ll continue to have an impact on the fund’s investments in the future. With careful research, the fund’s portfolio counselors will continue to seek strong investments that can withstand the turmoil.

“Thankfully, investing in California’s municipal market means a lot more than simply investing in general obligation debt,” Karl says. “There’s a diverse economy out there beyond Sacramento, and that’s where we’re seeing the opportunity.” ■

Summary investment portfolio, August 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	10.7%
Aa/AA	28.0
A/A	28.7
Baa/BBB	20.1
Below investment -grade	7.5
Short-term securities & other assets less liabilities	5.0

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.97%	(000)	(000)	assets

California - 90.89%
State issuers - 42.73%
Econ. Recovery Bonds:
Series 2008-B:
5.00% 2023 (put 2010) (1)	$6,000	$6,152
5.00% 2023 (put 2011) (1)	1,500	1,571
Series 2004-A, 5.00%-5.25% 2013-2016	9,130	9,968	1.08%
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	7,000	7,057	.43
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	7,789	.47
Various Purpose G.O. Bonds 6.00% 2038	7,000	7,407	.45
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,343	.39
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	7,695	8,596	.53
Golden State Tobacco Securitization Corp.:
Tobacco Settlement Asset-backed Bonds, Series 2007-A-1:
4.50% 2027	10,425	9,495
5.00% 2033	25,675	20,623
Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A:
5.00% 2045	6,000	5,175
FGIC insured, 5.00% 2038	2,000	1,765	2.25
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West):
Series 2008-D, 5.50% 2031	7,275	7,015
Series 2008-B, 5.50% 2030	1,000	976
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West):
Series 2004-I, 4.95% 2026	2,000	2,060
Series 2008-G, 5.50% 2025	3,500	3,505
Series 2008-K, 5.125% 2022	2,000	1,993
Series 2009-A, 6.00% 2029	1,500	1,538	1.04
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	14,153
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	2,530	2,724	1.03
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	7,625	.46
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A:
5.00% 2033	15,000	14,731
5.25% 2024-2025	4,000	4,201	1.15
Pollution Control Fncg. Auth. (Pacific Gas and Electric Co.), AMT:
Pollution Control Rev. Ref. Bonds:
Series 2004-C:
AMBAC/FGIC insured, 4.75% 2023	7,500	6,716
FGIC insured, 4.75% 2023	5,000	4,477
Series 2004-D, FGIC insured, 4.75% 2023	16,000	14,327
Rev. Ref. Bonds, Series 1996-A, National insured, 5.35% 2016	6,000	6,072	1.92
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1996-A, 5.90% 2014	2,075	2,291	.14
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	6,965	.42
Pollution Control Fncg. Auth., (Waste Management, Inc. Project), AMT:
Solid Waste Disposal Rev. Ref. Bonds, Series 2002-A, 5.00% 2022	10,500	9,678
Solid Waste Disposal Rev. Bonds:
Series 2001-A, 5.125% 2031	2,000	2,004
Series 2002-B, 5.00% 2027	2,000	1,774
Series 2005-A, 4.70% 2025	2,250	2,255
Series 2005-C, 5.125% 2023	3,500	3,269
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 3.45% 2014	2,425	2,425	1.30
Public Works Board (Regents of the University of California, Various University of California Projects):
Lease Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.25% 2023	7,690	8,342
Lease Rev. Bonds, Series 2009-E, 5.00% 2024-2034	4,000	4,088
Regents of the University of California:
Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	10,000	10,108
General Rev. Bonds, 5.25% 2039	5,000	5,204
Medical Center Pooled Rev. Bonds, Series 2007-C-2, National insured:
0.965% 2037 (1)	10,000	6,087
1.035% 2043 (1)	8,000	4,870	2.35
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	6,000	5,870	.36
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project):
Ref. Series 2008-A, 5.00% 2022	6,545	6,905
Ref. Series 2009-A, 5.00% 2023	7,230	7,601
Series 2008-B, 6.00% 2027	3,200	3,476	1.09
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037 (2)	9,500	6,942	.42
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,376	.39
Dept. of Water Resources, Power Supply Rev. Bonds:
Series 2008-H:
5.00% 2021	8,000	8,561
5.00% 2022	17,000	18,017
Series 2002-A:
6.00% 2013	4,000	4,457
AMBAC insured, 5.50% 2015	2,000	2,151
Series 2005-F-3, 5.00% 2022	1,200	1,272
Series 2005-G-11, 5.00% 2018	1,000	1,101
Series 2008-K, 5.00% 2018	5,000	5,503	2.50
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project):
Series AF:
5.00% 2024	5,865	6,425
5.00% 2029	8,000	8,505
Series AE, 5.00% 2021-2028	4,000	4,336	1.17
Other securities		351,664	21.39
		702,576	42.73

City & county issuers - 48.16%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	7,685	.47
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds:
Series 2009-F-1:
5.125% 2039	7,000	7,167
5.00% 2022	2,000	2,176
Series 2006-F, 5.00% 2018-2022	5,500	5,998
Series 2008-F-1, 5.00%-5.125% 2039-2047	6,000	6,075	1.30
City of Chula Vista (San Diego Gas & Electric Co.):
Industrial Dev. Rev. Bonds, AMT:
Series 1992-B, 5.00% 2027	10,945	9,785
Series 1992-D, 5.00% 2027	7,000	6,258
Series 1997-A, 4.90% 2023	3,000	2,767
Industrial Dev. Rev. Ref. Bonds, Series 2004-C, 5.875% 2034	2,260	2,325	1.29
City of Los Angeles Harbor Dept.:
Rev. Ref. Bonds:
Series 2005-C-1, AMT, National insured, 5.00% 2017	5,710	6,030
Series 2005-B, National insured, 5.00% 2021	2,010	2,123
Series 2006-A, AMT, National insured:
5.00% 2020	10,000	10,134
5.00% 2018	5,000	5,234
Series 2006-B, AMT, FGIC-National insured:
5.00% 2020	8,000	8,124
5.00% 2017	3,095	3,277
Series B, 5.25% 2039	1,000	1,022
Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,052	2.31
City of Los Angeles, Dept. of Water and Power:
Power System Rev. Bonds:
Series 2008-A:
Subseries A-1, 5.25% 2038	7,500	7,735
Subseries A-2, 5.25% 2032	9,000	9,347
Series 2009-B, 5.25% 2023	3,500	3,824
Series 2009-A, 5.00% 2027-2039	4,825	4,974
Water System Rev. Bonds:
Series 2009-A, 5.375% 2038	7,000	7,262
Series 2007-A-1, AMBAC insured, 5.00% 2038	3,000	3,025	2.20
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.375% 2039	5,500	5,700	.35
Orange County Sanitation Dist., Certs. of Part.:
Series 2007-B, FSA insured, 5.00% 2026	3,000	3,148
Series A, 5.00% 2027-2029	6,500	6,857	.61
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,029	.37
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007:
5.00% 2027	12,000	11,129
5.00% 2017-2025	16,920	15,876	1.64
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.977% 2035 (1)	13,500	9,467	.58
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	11,083	.67
Washington Township Health Care Dist.:
Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020-2037	13,640	11,688
Rev. Bonds, Series 1999, 5.00%-5.125% 2010-2023	6,060	5,961	1.07
Other securities		580,400	35.30
		791,737	48.16

Puerto Rico - 3.50%
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,641	.46
Other securities		49,938	3.04
		57,579	3.50

Virgin Islands - 0.58%
Other securities		9,493	.58

Total bonds & notes (cost: $1,658,488,000)		1,561,385	94.97

Short-term securities - 4.05%

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds (Oshman Family Jewish Community Center Project), Series 2007, 0.12% 2037 (1)	11,200	11,200
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco), Series 2008, 0.12% 2031 (1)	1,000	1,000	.74
Community Redev. Agcy. of the City of Los Angeles (Wilshire Station Apartments), AMT:
Demand Multi-family Housing Rev. Bonds, Series 2006-A, 0.31% 2038 (1)	5,100	5,100
Multi-family Housing Rev. Bonds, Series 2003-A, 0.31% 2038 (1)	1,500	1,500	.40
Orange County Sanitation Dist., Ref. Certs. of Part.:
Series 2000-A, 0.18% 2029 (1)	7,850	7,850
Series 2000-B, 0.18% 2030 (1)	1,000	1,000	.54
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.):
Series 1996-C, 0.15% 2026 (1)	1,900	1,900
Series F, 0.10% 2026 (1)	3,000	3,000	.30
City and County of San Francisco Fin. Corp., Lease Rev. Ref. Bonds (Moscone Center Expansion Project), Series 2008-1, 0.20% 2030 (1)	8,500	8,500	.52
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2008-C, 0.08% 2027 (1)	6,000	6,000	.37
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-1, 0.10% 2022 (1)	5,000	5,000	.30
Other securities		14,550	.88

Total short-term securities (cost: $66,600,000)		66,600	4.05

Total investment securities (cost: $1,725,088,000)		1,627,985	99.02
Other assets less liabilities		16,166	.98

Net assets		$1,644,151	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
(2)Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $9,316,000, which represented .57% of the net assets of the fund.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at August 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,725,088)		$1,627,985
Cash		57
Receivables for:
Sales of investments	$2,646
Sales of fund's shares	2,380
Interest	22,385	27,411
		1,655,453
Liabilities:
Payables for:
Purchases of investments	5,444
Repurchases of fund's shares	2,544
Dividends on fund's shares	1,711
Investment advisory services	464
Services provided by affiliates	1,009
Trustees' deferred compensation	93
Other	37	11,302
Net assets at August 31, 2009		$1,644,151

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,792,095
Undistributed net investment income		841
Accumulated net realized loss		(51,682)
Net unrealized depreciation		(97,103)
Net assets at August 31, 2009		$1,644,151

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (107,424 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$1,311,522	85,691	$15.31
Class B	15,811	1,033	15.31
Class C	104,989	6,860	15.31
Class F-1	112,983	7,382	15.31
Class F-2	98,846	6,458	15.31

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.91.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$84,883
Fees and expenses*:
Investment advisory services	5,607
Distribution services	4,753
Transfer agent services	266
Administrative services	298
Reports to shareholders	59
Registration statement and prospectus	73
Trustees' compensation	7
Auditing and legal	85
Custodian	8
Federal and state income taxes	16
Other state and local taxes	16
Other	40
Total fees and expenses before waiver	11,228
Less investment advisory services waiver	195
Total fees and expenses after waiver		11,033
Net investment income		73,850

Netrealized loss andunrealized depreciation on investments:
Net realized loss on investments		(44,581)
Net unrealized depreciation on investments		(36,648)
Net realized loss and unrealized depreciation		(81,229)
Net decrease in net assets resulting from operations		$(7,379)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31
	2009	2008
Operations:
Net investment income	$73,850	$75,779
Net realized loss on investments	(44,581)	(6,693)
Net unrealized depreciation on investments	(36,648)	(48,653)
Net (decrease) increase in net assets resulting from operations	(7,379)	20,433

Dividends paid or accrued to shareholders from net investment income	(73,408)	(75,148)

Net capital share transactions	(205,394)	214,064

Total (decrease) increase in net assets	(286,181)	159,349

Net assets:
Beginning of year	1,930,332	1,770,983
End of year (including undistributed net investment income: $841 and $758, respectively)	$1,644,151	$1,930,332

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund offers five share classes, some of which are only available to limited categories of investors. In addition, Class R-5 shares were only available through June 15, 2009. The fund’s current share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1, F-2	None	None	None
*Effective April 21, 2009, Class B shares of the fund are no longer available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended August 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2009, the fund reclassified $277,000 from undistributed net investment income to accumulated net realized loss and $82,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,696
Capital loss carryforwards*:
Expiring 2014	$(133)
Expiring 2015	(365)
Expiring 2016	(1,505)
Expiring 2017	(18,784)	(20,787)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†		(30,894)
Gross unrealized appreciation on investment securities		31,203
Gross unrealized depreciation on investment securities		(127,358)
Net unrealized depreciation on investment securities		(96,155)
Cost of investment securities		1,724,140

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended August 31
Share class	2009	2008
Class A	$58,772	$58,883
Class B	650	721
Class C	3,879	3,915
Class F-1	6,017	7,355
Class F-2(1)	1,085	-	(2)
Class R-5(3)	3,005	4,274
Total	$73,408	$75,148

(1)Class F-2 shares were offered beginning August 1, 2008.
(2)Amount less than one thousand.
(3)Class R-5 shares were only available through June 15, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the year ended August 31, 2009, total investment advisory services fees waived by CRMC were $195,000. As a result, the fee shown on the accompanying financial statements of $5,607,000, which was equivalent to an annualized rate of 0.344%, was reduced to $5,412,000, or 0.332% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page.  In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2009, unreimbursed expenses subject to reimbursement totaled $1,383,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the year ended August 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$3,220	$262	Not applicable	Not applicable
Class B	171	4	Not applicable	Not applicable
Class C	1,029	Included in administrative services	$70	$4
Class F-1	333		131	8
Class F-2	Not applicable		19	-(*)
Class R-5(†)	Not applicable		63	3
Total	$4,753	$266	$283	$15
(*)Amount less than one thousand.
(†)Class R-5 shares were only available through June 15, 2009.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $7,000, shown on the accompanying financial statements, includes $24,000 in current fees (either paid in cash or deferred) and a net decrease of $17,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2009, all the fund’s investment securities were classified as Level 2.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended August 31, 2009 (dollars in thousands):

	Beginning value at 9/1/2008	Net transfers into Level 3	Net unrealized appreciation*	Net sales	Ending Value at 8/31/2009
Investment securities	$-	$12,598	$257	$(12,855)	$-

*Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions				Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended August 31, 2009
Class A	$327,450	22,453	$43,047		2,958		$(491,715)	(34,272)	$(121,218)	(8,861)
Class B	2,184	152	504		35		(6,778)	(465)	(4,090)	(278)
Class C	26,489	1,814	2,964		204		(38,251)	(2,647)	(8,798)	(629)
Class F-1	41,463	2,884	4,723		326		(114,745)	(7,977)	(68,559)	(4,767)
Class F-2	101,630	6,892	647		43		(7,100)	(482)	95,177	6,453
Class R-5(2)	16,600	1,141	1,581		109		(116,087)	(7,974)	(97,906)	(6,724)
Total net increase
(decrease)	$515,816	35,336	$53,466		3,675		$(774,676)	(53,817)	$(205,394)	(14,806)

Year ended August 31, 2008
Class A	$458,551	28,510	$42,787		2,676		$(332,350)	(20,673)	$168,988	10,513
Class B	3,274	203	531		33		(4,095)	(255)	(290)	(19)
Class C	32,828	2,042	2,926		183		(29,692)	(1,851)	6,062	374
Class F-1	96,595	6,009	5,454		341		(84,580)	(5,254)	17,469	1,096
Class F-2(3)	76	5	-	(4)	-	(4)	-	-	76	5
Class R-5	36,135	2,242	2,431		152		(16,807)	(1,047)	21,759	1,347
Total net increase
(decrease)	$627,459	39,011	$54,129		3,385		$(467,524)	(29,080)	$214,064	13,316

(1)Includes exchanges between share classes of the fund.
(2)Class R-5 shares were only available through June 15, 2009.
(3)Class F-2 shares were offered beginning August 1, 2008.
(4)Amount less than one thousand.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $259,003,000 and
$446,369,000, respectively, during the year ended August 31, 2009.

8. Subsequent events

As of October 15, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 8/31/2009	$15.79	$.67	$(.48)	$.19	$(.67)	$-	$(.67)	$15.31	1.49%	$1,311		.63%		.62%		4.59%
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	-	(.66)	15.79	1.22	1,493		.61		.58		4.16
Year ended 8/31/2007	16.75	.67	(.49)	.18	(.67)	-	(.67)	16.26	1.05	1,366		.62		.59		4.01
Year ended 8/31/2006	16.88	.66	(.12)	.54	(.66)	(.01)	(.67)	16.75	3.28	1,070		.63		.60		4.00
Year ended 8/31/2005	16.66	.67	.24	.91	(.67)	(.02)	(.69)	16.88	5.57	838		.65		.62		4.02
Class B:
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	-	(.56)	15.31	.73	16		1.39		1.37		3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	-	(.54)	15.79	.46	21		1.36		1.33		3.41
Year ended 8/31/2007	16.75	.55	(.49)	.06	(.55)	-	(.55)	16.26	.31	22		1.37		1.34		3.27
Year ended 8/31/2006	16.88	.54	(.12)	.42	(.54)	(.01)	(.55)	16.75	2.52	23		1.39		1.36		3.25
Year ended 8/31/2005	16.66	.55	.24	.79	(.55)	(.02)	(.57)	16.88	4.79	23		1.40		1.38		3.28
Class C:
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	-	(.55)	15.31	.68	105		1.43		1.42		3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	-	(.54)	15.79	.41	118		1.41		1.38		3.36
Year ended 8/31/2007	16.75	.54	(.49)	.05	(.54)	-	(.54)	16.26	.26	116		1.42		1.39		3.20
Year ended 8/31/2006	16.88	.53	(.12)	.41	(.53)	(.01)	(.54)	16.75	2.46	97		1.44		1.41		3.19
Year ended 8/31/2005	16.66	.53	.24	.77	(.53)	(.02)	(.55)	16.88	4.67	78		1.52		1.49		3.14
Class F-1:
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	-	(.65)	15.31	1.41	113		.71		.70		4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	-	(.65)	15.79	1.14	192		.69		.65		4.08
Year ended 8/31/2007	16.75	.66	(.49)	.17	(.66)	-	(.66)	16.26	.98	180		.69		.66		3.93
Year ended 8/31/2006	16.88	.65	(.12)	.53	(.65)	(.01)	(.66)	16.75	3.22	102		.69		.66		3.91
Year ended 8/31/2005	16.66	.65	.24	.89	(.65)	(.02)	(.67)	16.88	5.44	42		.77		.74		3.86
Class F-2:
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	-	(.69)	15.31	1.67	99		.45		.45		4.61
Period from 8/22/2008 to 8/31/2008	15.79	.02	- (5)	.02	(.02)	-	(.02)	15.79	.09	-	(6)	.01		.01		.10
Class R-5:
Period from 9/1/2008 to 6/15/2009(7)	15.79	.55	(1.02)	(.47)	(.55)	-	(.55)	14.77	(2.85)	-		0.46	(8)	0.45	(8)	4.80	(8)
Year ended 8/31/2008	16.26	.69	(.47)	.22	(.69)	-	(.69)	15.79	1.39	106		.44		.41		4.33
Year ended 8/31/2007	16.75	.70	(.49)	.21	(.70)	-	(.70)	16.26	1.22	87		.45		.42		4.18
Year ended 8/31/2006	16.88	.69	(.12)	.57	(.69)	(.01)	(.70)	16.75	3.45	61		.47		.43		4.16
Year ended 8/31/2005	16.66	.70	.24	.94	(.70)	(.02)	(.72)	16.88	5.74	36		.48		.45		4.19

	Year ended August 31
	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	17%	16%	8%	14%	11%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services.
(5)Amount less than $.01
(6)Amount less than $1 million.
(7)Class R-5 shares were only available through June 15, 2009.
(8)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (the “Fund”), as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
October 15, 2009

Tax information
                                                                                                                          unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2009:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

Other share class results	unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2009 (the most recent calendar quarter-end):
	1 year	5 years	Life of class
Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	7.56%	2.44%	4.32%
Not reflecting CDSC	12.56	2.79	4.32

Class C shares — first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	11.50	2.73	3.36
Not reflecting CDSC	12.50	2.73	3.36

Class F-1 shares2 — first sold 3/20/01
Not reflecting annual asset-based fee charged by sponsoring firm	13.31	3.47	4.11

Class F-2 shares2 — first sold 8/22/08
Not reflecting annual asset-based fee charged by sponsoring firm	13.61	—	6.95

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 19 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Expense example
                                                                                                                                              unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009, through August 31, 2009).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2009	Ending account value 8/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,079.68	$3.35	.64%
Class A -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class B -- actual return	1,000.00	1,075.63	7.27	1.39
Class B -- assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class C -- actual return	1,000.00	1,075.39	7.53	1.44
Class C -- assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class F-1 -- actual return	1,000.00	1,079.26	3.72	.71
Class F-1 -- assumed 5% return	1,000.00	1,021.63	3.62	.71
Class F-2 -- actual return	1,000.00	1,080.58	2.36	.45
Class F-2 -- assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-5 -- actual return†	1,000.00	1,032.63	1.37	.46
Class R-5 -- assumed 5% return†	1,000.00	1,022.89	2.35	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†The period for the "annualized expense ratio" and "actual return" line is based on the number of days from March 1, 2009 (the beginning of the period), through June 15, 2009 (the last day shares were available), and accordingly, is not representative of a full period. The "assumed 5% return" line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results — The board and the committee considered the investment results of the fund in light of its primary objective of providing high current income exempt from regular federal and California income taxes and secondary objective of preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses — The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits — The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information — The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees

Name and age	Year first elected a trustee of the fund1	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 75		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 76	1986	Private investor; former President and CEO, The
		Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 62	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 74	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living (Independent and communities)
Non-Executive)

Leonard R. Fuller, 63	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

R. Clark Hooper, 63	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Laurel B. Mitchell,	2009	Director, Accounting Program, University of Redlands
Ph.D., 54

Richard G. Newman, 74	1991	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 66	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham,	2007	President and Professor of Anthropology, The
Ph.D., 60		University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” trustees

Name and age	Number of portfolios in fund complex2 overseen by trustee	Other directorships3 held by trustee

Ambassador	14	Carnival Corporation
Richard G. Capen, Jr., 75

H. Frederick Christie, 76	14	AECOM Technology Corporation; DineEquity, Inc.;
		Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 62	13	Quiksilver, Inc.

Martin Fenton, 74	17	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 63	15	None

R. Clark Hooper, 63	17	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Laurel B. Mitchell,	5	None
Ph.D., 54

Richard G. Newman, 74	13	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 66	12	None

Steadman Upham,	14	None
Ph.D., 60

“Interested” trustees4

Name, age and position with fund	Year first elected a trustee or officer of the fund1	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Paul G. Haaga, Jr., 60	1986	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President — Fixed Income, Capital Research and Management Company

Abner D. Goldstine, 79	1986	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director, Capital Research and Management Company

“Interested” trustees4

Name, age and position with fund	Number of portfolios in fund complex2 overseen by trustee	Other directorships3 held by trustee

Paul G. Haaga, Jr., 60	13	None
Vice Chairman of the Board

Abner D. Goldstine, 79	11	None
President

The fund’s statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles,
CA 90071, Attention: Secretary.

1	Trustees and officers of the fund serve until their resignation, removal or retirement.
2
Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3
This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

4
“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5	Company affiliated with Capital Research and Management Company.

Other officers

Name, age and position with fund	Year first elected an officer of the fund1	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Neil L. Langberg, 56	1986	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Edward B. Nahmias, 57	2001	Senior Vice President — Fixed Income, Capital
Vice President		Research Company5

Kristine M. Nishiyama, 39	2003	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company5

Kimberly S. Verdick, 45	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 36	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 34	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Ari M. Vinocor, 34	2007	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

See page 24 for footnotes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2009, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•	A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•	Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
>	The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market fund
American Funds Money Market FundSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit. No. MFGEAR-920-1009P

Litho in USA CGD/CG/8069-S20682

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	$63,000
2009	$65,000

b) Audit-Related Fees:
2008	$1,000
2009	$631

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2008	$7,000
2009	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	$828,000
2009	$968,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2008	$8,000
2009	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,139,000 for fiscal year 2008 and $1,395,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

August 31, 2009

Bonds & notes — 94.97%	Principal amount (000)	Value (000)

CALIFORNIA — 90.89%
State issuers — 42.73%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	$750	$769
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,025
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	503
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	4,000	4,031
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,182
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014	4,155	4,636
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	1,000	1,089
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,061
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2010)[1]	6,000	6,152
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2011)[1]	1,500	1,571
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	5,390	5,437
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2009-A, 5.00% 2024	2,000	2,229
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039	1,500	1,556
Educational Facs. Auth., Rev. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	5,661
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,502
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	2,863
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	1,846
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	991
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	7,000	7,057
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,086
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	3,687
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	4,970
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,739
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	919
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,140	1,224
Educational Facs. Auth., Rev. Bonds (Occidental College), Series 2008, 5.30% 2038	2,000	2,049
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,001
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	3,463
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	4,470	3,548
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,727
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	2,866
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	3,709
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, National insured, 5.70% 2011	1,190	1,280
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	7,789
G.O. Bonds, XLCA insured, 5.00% 2014 (preref. 2012)	2,000	2,176
Various Purpose G.O. Bonds 6.50% 2033	5,000	5,545
Various Purpose G.O. Bonds 6.00% 2038	7,000	7,407
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,638
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,185
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,343
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	3,293
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2012 (escrowed to maturity)	1,500	1,643
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	7,695	8,596
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,535
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, 5.00% 2045	6,000	5,175
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2038	2,000	1,765
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 4.50% 2027	10,425	9,495
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	25,675	20,623
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,004
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,006
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	1,977
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	2,000	2,060
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,505
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	1,993
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,538
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	976
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	7,015
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,027
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	4,453
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	2,905
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,000	3,032
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	2,626
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series A, 5.00% 2019	2,250	2,348
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	3,000	3,268
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2009-B, 5.50% 2039	1,500	1,501
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2021	1,710	1,711
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,768
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2007-A, 5.00% 2042	3,000	2,605
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	4,000	4,100
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	14,153
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	2,530	2,724
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	7,625
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-E, AMT, 4.65% 2022	2,500	2,189
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	3,850	3,439
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.55% 2021	2,500	2,220
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, National insured, 5.10% 2012	60	60
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, National insured, 5.05% 2011	85	85
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,105
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,096
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	14,731
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,721
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	1,000	1,096
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	4,000	4,354
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2036	3,000	2,973
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,061
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	991
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2013	2,000	2,125
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2014	2,500	2,662
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2027	1,000	970
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2037	1,500	1,351
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	2,971
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	2,177
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	2,609
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	723
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,465
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,080
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,265
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	4,487
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,213
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,000	816
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,307
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2043[2]	1,750	1,286
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,500	1,088
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	875
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	902
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	945
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	2,000	1,449
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	980
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,501
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	4,657
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	2,895
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004, 3.45% 2014 (put 2010)	2,425	2,425
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,004
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	1,774
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	2,250	2,255
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,500	3,269
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	10,500	9,678
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 1.03% 2019[1]	5,000	3,700
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,166
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project),
Series 2009-A, 5.00% 2022	4,000	4,273
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC/FGIC insured, 4.75% 2023	7,500	6,716
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, FGIC insured, 4.75% 2023	5,000	4,477
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	14,327
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	6,000	6,072
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1996-A, 5.90% 2014	2,075	2,291
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	6,965
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,085
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,078
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	3,000	3,070
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac.
and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,517
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac.
and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	988
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,504
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,043
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,054
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,061
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,089
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	2,275	2,292
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2024	2,500	2,594
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2034	1,500	1,494
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023	7,690	8,342
Regents of the University of California, General Rev. Bonds, 5.25% 2039	5,000	5,204
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	10,000	10,108
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, National insured, 0.965% 2037[1]	10,000	6,087
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, National insured, 1.035% 2043[1]	8,000	4,870
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	1,813
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	4,550	4,615
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,429
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	6,000	5,870
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2027	2,000	1,937
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2008-A, 5.00% 2022	6,545	6,905
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2023	7,230	7,601
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,476
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,183
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	1,555	1,644
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	1,450	1,535
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), National insured, 5.50% 2011	1,000	1,027
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	4,740	4,561
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	9,500	6,942
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,159
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,118
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,085
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	1,958
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	4,000	4,054
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,000	951
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	2,000	1,802
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, National insured, 5.00% 2020	4,440	4,502
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	4,000	2,878
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	3,500	2,342
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	6,000	4,135
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	2,216
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	4,523
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	5,515	4,899
Statewide Communities Dev. Auth., Rev. Bonds (Drew School), Series 2007, 5.30% 2037	1,065	732
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,235
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,376
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2020	2,535	2,467
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	4,095	3,596
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	1,000	781
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	4,691
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,287
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,478
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	2,047
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,707
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,589
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	6,500	4,761
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,000	2,043
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,296
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,365
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,565
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	951
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	2,636
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	853
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,597
Tuolumne Wind Project Auth., Rev. Bonds (Turlock Irrigation Dist.), Series A, 5.00% 2021	2,000	2,054
Tuolumne Wind Project Auth., Rev. Bonds (Turlock Irrigation Dist.), Series A, 5.625% 2029	2,780	2,856
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	2,701
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	4,501
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,500	1,698
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,366
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,457
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,151
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	1,200	1,272
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	1,000	1,101
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	8,000	8,561
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	17,000	18,017
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	5,000	5,503
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,220
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,116
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2024	5,865	6,425
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2029	8,000	8,505
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	370
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	15	17
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project),
Series X, FGIC insured, 5.50% 2017 (escrowed to maturity)	100	123
		702,576

City & county issuers — 48.16%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.),
Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,734
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, FSA insured, 0% 2022	2,000	962
Anaheim Public Fncg. Auth., Rev. Bonds (City of Anaheim Electric System Distribution Facs.),
Series 2009-A, 5.00% 2026	2,260	2,381
Anaheim Public Fncg. Auth., Rev. Bonds (City of Anaheim Electric System Distribution Facs.),
Series 2009-A, 5.00% 2027	1,380	1,444
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, National insured, 5.00% 2023	1,000	1,058
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	7,685
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,265
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,535	1,015
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	2,964
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,500	3,568
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Sharp HealthCare),
Series 2009-B, 6.25% 2039	4,000	4,062
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,645	2,429
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,500	2,611
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,655	1,831
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,400	1,316
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	854
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	3,805
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,445	3,413
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,006
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2018	2,215	2,191
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,722
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	3,472
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,870
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	2,000	2,128
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2039	4,000	4,053
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.125% 2047	2,000	2,022
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2022	2,000	2,176
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039	7,000	7,167
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,023
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	3,835
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,427
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,920	1,839
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	1,769
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, National insured, 5.25% 2020	1,565	1,682
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,047
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,133
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2023	2,000	1,859
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	1,000	880
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,257
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	931
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	965
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	997
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	1,029
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	3,675	2,884
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 4.50% 2035	2,810	1,853
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	720
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,179
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	965	736
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,340	982
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, National insured, 6.25% 2011	1,000	1,061
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	985
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	83
Chino Basin Regional Fncg. Auth., Rev. Bonds (Inland Empire Utilities Agcy.),
Series 2008-A, AMBAC insured, 5.00% 2026	2,000	2,057
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	9,785
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	6,258
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	2,767
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,325
County of Contra Costa Public Fncg. Auth., Lease Rev. Bonds (Medical Center Ref.),
Series 2007-B, National insured, 5.00% 2017	5,000	5,241
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	675
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	670
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	1,559
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,243
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,080
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,377
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	2,146
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds,
Series 2001, 5.25% 2016 (preref. 2011)	2,000	2,158
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Ref. Bonds,
Series 2007-A, FGIC-National insured, 5.00% 2032	2,500	2,612
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, National insured, 5.00% 2016	1,500	1,676
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	969
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011 (preref. 2009)	565	576
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	385	393
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
Series 2002, 6.30% 2032 (preref. 2011)	3,000	3,358
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	801
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,124
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	779
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	2,443
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,548
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,798
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC-National insured, 5.375% 2017	2,340	2,532
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	4,780	4,796
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election,
Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,639
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-D, 5.00% 2038 (put 2013)	2,000	2,134
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	3,344
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,194
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	1,502
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	3,800	2,722
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	854
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,229
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,417
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,297
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	774
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,375
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,000	935
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,718
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	340	324
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	355	334
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	400	362
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,800	1,510
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	3,890
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	1,935
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	777
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	849
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	1,225	828
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A),
Series 2005-A, 5.45% 2036	3,000	2,042
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	3,500	2,933
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2006, 5.00% 2026	1,500	1,134
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, National insured, 5.25% 2018	1,935	1,947
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	853
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	1,851
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	4,246
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	1,059
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,398
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	2,561
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	821
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,571
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2011	2,800	2,921
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,500	1,601
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2015	1,000	1,055
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2015	1,000	1,067
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2020	3,000	3,019
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,438
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	1,000	958
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.00% 2024	3,000	2,782
Long Beach Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2008-A, 5.00% 2025	4,065	4,289
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,370	1,673
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,052
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, National insured, 5.00% 2021	2,010	2,123
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	5,710	6,030
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2018	5,000	5,234
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	10,000	10,134
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2017	3,095	3,277
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2020	8,000	8,124
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series B, 5.25% 2039	1,000	1,022
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-1, 5.25% 2038	7,500	7,735
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	9,000	9,347
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2027	1,500	1,566
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2028	1,835	1,900
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2039	1,490	1,508
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-B, 5.25% 2023	3,500	3,824
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2007-A-1, AMBAC insured, 5.00% 2038	3,000	3,025
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	7,000	7,262
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	2,006
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	5,000	5,671
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.375% 2039	5,500	5,700
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,042
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,400
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,518
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,076
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,480
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series 2007-A, FGIC-National insured, 5.00% 2021	3,000	3,208
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	2,000	2,181
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2001-B, FSA insured, 5.25% 2017	3,530	3,777
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2019	5,000	5,593
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2017	1,920	2,151
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2019	1,000	1,114
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,234
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2016	1,780	1,853
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2018	1,400	1,423
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,574
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2024	2,920	2,843
Housing Auth. of the City of Los Angeles, Mortgage Rev. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	2,000	2,008
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 4.875% 2027	1,200	1,198
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,409
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	485	481
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,123
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,577
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,043
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2016 (preref. 2013)	1,000	1,152
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	535	616
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	465	536
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,110
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2021	3,500	3,760
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.25% 2022	2,000	2,170
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	4,000	4,037
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2020	1,000	1,060
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2022	1,275	1,322
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2023	1,725	1,772
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,054
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Figueroa Plaza),
Series 2007-B-1, FGIC-National insured, 5.00% 2023	3,965	3,997
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Real Property), Series 2008-B, 5.00% 2038	3,000	2,880
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	3,000	3,092
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	2,000	2,164
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	2,530	2,728
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,475
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,093
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	2,000	1,938
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	3,830	2,435
M-S-R Energy Auth., Gas Rev. Bonds, Series B, 6.50% 2039	2,100	2,117
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.10% 2026	1,355	1,011
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.20% 2035	1,810	1,239
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,865
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	3,982
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,552
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,129
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,325
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	920
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,556
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	858
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,115
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
Series 1998-A, 5.25% 2009	670	670
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	831
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	897
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2026	3,000	3,148
Orange County Sanitation Dist., Certs. of Part., Series A, 5.00% 2027	3,500	3,724
Orange County Sanitation Dist., Certs. of Part., Series A, 5.00% 2029	3,000	3,133
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,335
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,441
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,494
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	2,000	1,291
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	1,974
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,181
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.00% 2019	675	539
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.10% 2021	620	476
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.15% 2022	915	691
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.25% 2024	1,015	748
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.35% 2030	1,740	1,204
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.40% 2035	1,755	1,164
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2010	1,715	1,735
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,050	2,072
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	2,750	1,931
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	845
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	851
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	827
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	739
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2027	565	408
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2037	1,120	728
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,029
Community Facs. Dist. No. 1 (Santa Fe Valley) of the Rancho Santa Fe Community Services Dist., Special Tax Bonds,
Series 2007, 5.25% 2030	3,000	2,298
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,268
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	555
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,266
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	2,326
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist.,
Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	766
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	1,672
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	2,864
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	1,849
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,050	1,983
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	2,752
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	666
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	693
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	607	619
City of Roseville, Water Utility Rev. Certs. of Part., Series 2007, National insured, 5.00% 2022	1,000	1,038
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	950
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	4,740
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2020	2,000	1,879
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	4,581
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	2,789
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	937
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2027	12,000	11,129
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, FSA insured, 5.75% 2024	1,940	1,993
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016 (preref. 2012)	1,170	1,293
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	668
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	500
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,214
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	1,000	1,083
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	2,715	2,941
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	516
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2020	995	1,106
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2021	900	995
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC-National insured, 0.977% 2035[1]	13,500	9,467
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.997% 2034[1]	5,000	3,063
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,847
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,402
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,700
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	1,292
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	4,640
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2018	1,450	1,511
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2024	2,000	2,102
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	3,000	3,057
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,057
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,143
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.25% 2038	1,000	1,008
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,547
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,590
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,125
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	894
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	1,809
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	3,031
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, FSA insured, 5.25% 2015	1,000	1,118
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	983
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC-National insured, 5.25% 2018	2,500	2,718
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	5,000	5,143
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	4,047
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030	975	988
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	2,130	2,184
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2029	1,500	1,512
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2023	3,000	3,250
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	2,000	2,154
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,203
County of San Joaquin, Certs. of Part. (County Administration Building), Series 2007, National insured, 5.00% 2024	3,370	3,113
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,646
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,975
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	3,394
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	5,000	4,992
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,209
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,073
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.30% 2012	285	285
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,491
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, National insured, 4.54% 2018	3,000	2,803
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,445
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	1,878
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	1,090	1,106
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,007
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, National insured, 5.125% 2018	2,700	2,859
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.25% 2028	2,000	2,070
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2033	1,000	990
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2036	5,000	4,884
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, National insured, 5.50% 2017 (escrowed to maturity)	2,500	3,030
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, National insured, 6.25% 2019	1,000	1,116
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	11,083
Santa Clara Valley Transportation Auth., 2000 Measure A Sales Tax Rev. Ref. Bonds,
Series 2007-A, AMBAC insured, 5.00% 2027	3,000	3,111
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC-National insured, 0% 2016	1,500	1,211
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,381
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,478
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	855
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	637
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,031
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC-National insured, 5.25% 2021	2,000	2,211
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	840
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.95% 2011	740	742
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,621
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	993
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	1,960
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,168
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	4,515
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	839
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,531
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,690
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	6,000	4,364
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,109
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	968
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	437
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	649
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	2,945	3,254
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,669
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	997
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,266
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	5,855	4,653
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-B, 5.125% 2027	3,105	2,468
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,345
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	377
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2018	675	630
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020	1,305	1,254
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,418
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,554
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,678
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,310
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	5,500	4,474
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,224
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,112
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,694
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	931
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,507
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,664
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, National insured, 5.25% 2016	1,270	1,399
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	798
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.05% 2038	5,185	3,477
		791,737

PUERTO RICO — 3.50%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	3,013
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	420	438
Electric Power Auth., Power Rev. Bonds, Series TT, 5.00% 2017	2,500	2,612
Electric Power Auth., Power Rev. Bonds, Series WW, 5.50% 2020	5,000	5,225
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, 1.10% 2031[1]	5,000	3,019
Government Dev. Bank, Series 2006-B, 5.00% 2015	1,000	1,007
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,675	1,731
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	4,005
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,000	1,083
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,641
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	995	436
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	1,000	1,017
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	2,800	2,843
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 5.50% 2012	3,580	3,718
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,000	5,214
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,250	1,284
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,235
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	208
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	1,981
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,232
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035 (preref. 2016)	3,090	3,637
		57,579

VIRGIN ISLANDS — 0.58%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	501
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,012
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,023
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,600
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.75% 2019	1,750	1,856
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.75% 2037	1,000	1,021
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,480
		9,493

Total bonds & notes (cost: $1,658,488,000)		1,561,385

	Principal amount	Value
Short-term securities — 4.05%	(000)	(000)

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds
(Oshman Family Jewish Community Center Project), Series 2007, 0.12% 2037[1]	$11,200	$11,200
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.12% 2031[1]	1,000	1,000
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.12% 2036[1]	3,350	3,350
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Orange County Performing Arts Center),
Series 2008-A, 0.10% 2034[1]	2,600	2,600
Infrastructure and Econ. Dev. Bank, Rev. Bonds (RAND Corp.), Series 2008-B, 0.10% 2042[1]	1,000	1,000
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series 2004-A, 0.10% 2029[1]	1,500	1,500
Community Redev. Agcy. of the City of Los Angeles, Demand Multi-family Housing Rev. Bonds
(Wilshire Station Apartments), Series 2006-A, AMT, 0.31% 2038[1]	5,100	5,100
Community Redev. Agcy. of the City of Los Angeles, Multi-family Housing Rev. Bonds (Wilshire Station Apartments),
Series 2003-A, AMT, 0.31% 2038[1]	1,500	1,500
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2001-C2, Lloyds TSB insured, 0.08% 2036[1]	5,000	5,000
Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 0.18% 2029[1]	7,850	7,850
Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-B, 0.18% 2030[1]	1,000	1,000
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 0.15% 2026[1]	1,900	1,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series F, 0.10% 2026[1]	3,000	3,000
City and County of San Francisco Fin. Corp., Lease Rev. Ref. Bonds (Moscone Center Expansion Project),
Series 2008-1, 0.20% 2030[1]	8,500	8,500
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2008-C, 0.12% 2034[1]	1,100	1,100
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2008-C, 0.08% 2027[1]	6,000	6,000
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-1, 0.10% 2022[1]	5,000	5,000

Total short-term securities (cost: $66,600,000)		66,600

Total investment securities (cost: $1,725,088,000)		1,627,985
Other assets less liabilities		16,166

Net assets		$1,644,151

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,316,000, which represented .57% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-920-1009O-S21459

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (the “Fund”) as of August 31, 2009, and for the year then ended and have issued our report thereon dated October 15, 2009, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2009, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 15, 2009

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: October 30, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: October 30, 2009